INVESTMENT SECURITIES	12 Months Ended
Sep. 30, 2022
Disclosure Investment Securities Abstract
INVESTMENT SECURITIES

NOTE 10. INVESTMENT SECURITIES

During the quarter ended June 30, 2021 the Company was paid 50,000 common shares of Oncology Pharma, Inc. pursuant to an agreement entered into by and between KCL Therapeutics, Inc. ( a wholly owned subsidiary of the Company) and Oncology Pharma, Inc. whereby Oncology Pharma, Inc. was granted a license for the development and commercialization of certain intellectual property (“License IP”) for the treatment in humans of colon cancer for a term of fifteen years from April 7, 2021.

During the quarter ended June 30, 2021 13,700 of the aforementioned common shares were sold to an unrelated party for $300,000 cash.

During the quarter ended September 30, 2021 18,000 of the aforementioned common shares were sold to an unrelated party for $195,000 cash.

During the quarter ended September 30, 2022 18,300 of the aforementioned common shares were sold to Zander Therapeutics, Inc. ( company under common control with Regen) for consideration consisting of $25,000 cash.